Warrants (Details Narrative)	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Dec. 09, 2022 USD ($)	Jan. 01, 2022 USD ($)	Feb. 11, 2021 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, description	Each 12,000 public warrant entitles the holder thereof to purchase one ordinary share at a price of $69,000 per full share, subject to adjustment as described in this report.
Aggregate value of warrants | $		$ 123,750	$ 300,000	$ 380,000
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of units | shares	225,000
Price per share | ¥ / shares	¥ 10.0
Public Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase one ordinary share | ¥	¥ 69,000